Number of Productive Crude Oil and Natural Gas Wells in which we Held an Interest (Parenthetical) (Detail)	Jun. 30, 2018 Wells
Productive wells [Line Items]
Crude oil wells, Gross	1,411
Crude oil wells, Net	747
Natural gas wells, Gross	6,831
Natural gas wells, Net	2,068
United States [member]
Productive wells [Line Items]
Crude oil wells, Gross	998
Crude oil wells, Net	547
Natural gas wells, Gross	6,660
Natural gas wells, Net	2,012
United States [member] | Discontinued Operations - Onshore US Cash Generating Units [Member]
Productive wells [Line Items]
Crude oil wells, Gross	971
Crude oil wells, Net	536
Natural gas wells, Gross	6,660
Natural gas wells, Net	2,012